Document and Entity Information	Aug. 03, 2022
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Aug. 03, 2022
Entity Registrant Name	ZEROFOX HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39722
Entity Tax Identification Number	98-1557361
Entity Address, Address Line One	1834 S. Charles Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21230
City Area Code	855
Local Phone Number	936-9369
Entity Information, Former Legal or Registered Name	L&F Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001823575
Former Address [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	150 North Riverside Plaza
Entity Address, Address Line Two	Suite 5200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Common Stock, $0.0001 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ZFOX
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	ZFOXW
Security Exchange Name	NASDAQ